Condensed Consolidated Carve-out Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (701,463)	$ (1,051,149)		$ (9,932,620)	$ (3,322,695)
Adjustments to reconcile net loss to net cash provided by Operating activities:
Depreciation and amortization	363,141	358,334		1,431,816	1,003,325
Amortization of right-of-use asset	715,633	694,956		2,570,202	1,043,220
Change in allowance for credit losses				15,425
Loss on vendor settlement				91,291
Write-down of obsolete and slow-moving inventory	743,419	523,087		2,471,653	1,499,938
Non-cash interest expense				32,000
Write-off of intangible assets					53,958
Impairment of goodwill				6,104,000
Change in contingent consideration		22,100		(774,900)	(333,100)
Amortization of debt discount	18,841
Changes in operating assets and liabilities:
Accounts receivable	(38,102)	(44,818)		(88,366)	(26,883)
Inventory	(691,628)	(673,414)		(2,032,996)	(1,471,859)
Prepaid expenses and vendor deposits	2,297	39,071		(92,016)	(30,832)
Other current assets	(28,986)	279,701		140,801	(288,934)
Due from related party	(948,083)	238,062		(1,416,638)	(926,129)
Other assets	(7,420)	770		(16,090)	(415,066)
Accounts payable and accrued expenses	(1,269,675)	(452,695)		1,430,867	3,112,481
Contract liabilities	(27,597)	1,766		(21,604)	(313,257)
Lease liability	(678,946)	(669,566)		(2,438,179)	(953,227)
Net cash provided by operating activities	(2,548,569)	(733,795)		(2,525,354)	(1,369,060)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant, and equipment	(74,220)	(126,251)		(179,623)	(387,485)
Payment for acquisition				(750,000)	(10,291,674)
Net cash used for investing activities	(74,220)	(126,251)		(929,623)	(10,679,159)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from security purchase agreement	1,700,000
Principal payments on loan payable	(171,752)	(131,614)		(558,095)	(88,816)
Investment from parent company	695,207	829,804		3,415,081	13,801,233
Net cash used for financing activities	2,223,455	698,190		2,856,986	13,712,417
NET DECREASE IN CASH AND CASH EQUIVALENTS	(399,334)	(161,856)		(597,991)	1,664,198
CASH AND CASH EQUIVALENTS, Beginning of year	1,422,580	2,020,571	$ 356,373	2,020,571	356,373
CASH AND CASH EQUIVALENTS, End of year	1,023,246	1,858,715		1,422,580	2,020,571
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for income taxes
Cash paid for interest	103,072	43,062		199,705	30,017
Non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease liabilities		$ 1,083,460
Issuance of promissory note in connection with acquisition				718,000	3,000,000
Lease acquired				1,325,409	8,225,032
Contingent consideration relating to acquisition					1,108,000
Greens Natural Foods, Inc. [Member]
Cash flows from operating activities
Net loss			(306,548)
Adjustments to reconcile net loss to net cash provided by Operating activities:
Depreciation			256,660
Changes in operating assets and liabilities:
Accounts receivable			(54,973)
Inventory			232,448
Prepaid expenses			47,795
Other current assets			975
Accounts payable			135,154
Accrued expenses			(29,308)
Deposits			12,056
Payroll liabilities			(39,701)
Contract liabilities			(1,891)
Other current liabilities			23,215
Sales tax payable			(18,519)
Net cash provided by operating activities			257,362
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant, and equipment			(521,826)
Net cash used for investing activities			(521,826)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on notes payable			(20,534)
Net cash used for financing activities			(20,534)
NET DECREASE IN CASH AND CASH EQUIVALENTS			(284,998)
CASH AND CASH EQUIVALENTS, Beginning of year			500,762		$ 500,762
CASH AND CASH EQUIVALENTS, End of year			215,764
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest			$ 7,793